Borrowings transactions between related parties (Details) - Korea Development Bank ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Facility
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	₩ 93,883
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	1,200
Repayment	(28,290)
Others	0
Ending balance	66,793
Others
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	4,909
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(755)
Others	0
Ending balance	4,154
Operating funds
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	61,000
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	32,000
Repayment	(12,000)
Others	0
Ending balance	81,000
Syndicated Loan
Disclosure of Borrowings transactions between related parties [Line Items]
Beginning balance	16,301
Changes in Borrowings transactions between related parties [Abstract]
Borrowings	0
Repayment	(1,250)
Others	1,100
Ending balance	₩ 17,276